Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

8.Inventories

The inventories balance is presented net of the allowance for inventory losses.

	2025	2024
Crude oil (1)	3,311	3,936
Fuels and petrochemicals	2,040	2,783
Materials for goods production (2)	3,258	3,309
	8,609	10,028
(1)

As of December 31, 2025, the crude oil inventory includes 478,225 barrels (2024: 0 barrels) of crude oil in transit by Ecopetrol US Trading. Revenue associated with these barrels is not recognized until the performance obligation with client (delivery at the point defined in the contract) is satisfied.

(2)

Materials for goods production include spare parts, supplies and raw materials. Materials for goods production recognized as part of the cost of sales during 2025 were $2,879 (process materials for $1,994 and materials and operating supplies for $885) and 2024 were $2,410 (process materials for $1,559 and materials and operating supplies for $851) (Note 26).

The following are the changes in the allowances for inventory losses for the years ending December 31, 2025, 2024 and 2023:

	2025	2024	2023
Opening balance	335	190	129
Additions	(77)	155	23
Foreign currency translation	(16)	22	(6)
Other	(52)	(32)	44
Closing balance	190	335	190

Crude oil, fuel, and petrochemicals inventories are adjusted to the lower of cost and net realizable value, mainly due to fluctuations in international crude oil prices.